PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4,203	$ 5,227
Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(747)	(1,562)
Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(501)	(3,976)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	4,200	5,220
Buildings [Member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(673)	(1,523)
Buildings [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(347)	(3,913)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3	7
Computer equipment [member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(4)	(39)
Computer equipment [member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ (63)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets
Plant and equipment [Member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(70)
Plant and equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (154)